2021 REGISTERED DIRECT OFFERING - Additional Information (Details) - shares	Feb. 17, 2021	Feb. 11, 2021
2021 REGISTERED DIRECT OFFERING
Registered Direct Offering 2021 [Line Items]
Number of shares issued during the period	43,125,004	43,125,004